ORGANIZATION - Summary of Company's Subsidiaries and VIE (Details)	12 Months Ended
Dec. 31, 2024
Shanghai Cango Investment and Management Consultation Service Co., Ltd.
Summary of Company's Subsidiaries and VIE
Date of incorporation	Aug. 30, 2010
Place of incorporation	F4
Percentage of legal ownership by the Company	21.50%
Principal activities	Provision of automotive financing facilitation, automobile trading transaction and aftermarket service facilitation.
Shanghai Yunguhaoche Electronic Technology Co., Ltd.
Summary of Company's Subsidiaries and VIE
Date of incorporation	Mar. 15, 2022
Place of incorporation	F4
Percentage of legal ownership by the Company	0.00%
Principal activities	Provision of automobile trading transaction.
Cango Group Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Oct. 31, 2017
Place of incorporation	K3
Percentage held by minority ownership interest	100.00%
Principal activities	Investment holding and primarily engaged in bitcoin business
Express Group Development Limited
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jun. 30, 2016
Place of incorporation	K3
Percentage held by minority ownership interest	100.00%
Principal activities	Investment holding
Can Gu Long (Shanghai) Information Technology Consultation Service Co., Ltd.
Summary of Company's Subsidiaries and VIE
Date of incorporation	Jan. 25, 2018
Place of incorporation	F4
Percentage held by minority ownership interest	100.00%
Principal activities	Investment holding